5. Segment and Geographic Information	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Segment and Geographic Information

The Company’s operations are classified as one reportable segment. The Company’s net sales by geographic region follow:

	Three Months		Three Months		Nine Months		Nine Months
	Ended	% of	Ended	% of	Ended	% of	Ended	% of
	September 30, 2015	Total	September 30, 2014	Total	September 30, 2015	Total	September 30, 2014	Total
North America	$3,295,501	98%	$3,325,678	98%	$8,843,983	98%	$8,922,604	97%
Outside North America	72,337	2%	78,348	2%	175,599	2%	268,469	3%
Total	$3,367,838	100%	$3,404,026	100%	$9,019,582	100%	$9,191,073	100%

The Company's operations are classified as one reportable segment. Substantially all of the Company's operations and long-lived assets reside primarily in the United States. Net sales information follows:

	2013	Percent	2014	Percent
United States	$10,541,921	94%	$11,563,956	97%
Outside United States	699,243	6%	337,383	3%
Total	$11,241,164	100%	$11,901,339	100%